Fair Value Measurements - Fair Value of the Company Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value of financial liabilities
Balance at the beginning	$ 30,756	$ 18,129	$ 18,129	$ 40,119
Change in fair value			(4,780)	(7,081)
Balance at the end			30,756	18,129
Level 3
Changes in fair value of financial liabilities
Balance at the beginning	30,756	18,129	18,129
Assumption of private placement warrants in Business Combination		8,200
Accretion	800	440
Reclassification to acquisition debt / short term debt	(5,000)	(10,000)
Balance at the end	26,556	$ 16,769	$ 30,756	$ 18,129
Level 3 | Warrant Liability
Changes in fair value of financial liabilities
Assumption of private placement warrants in Business Combination	77
Balance at the end	$ 77